Supplement dated Feb. 23, 2024 to Prospectuses and Summary Prospectuses dated May 1. 2023
Prospectus Form #
Product Name	National	New York
RiverSource® Retirement Advisor Variable Annuity	PRO9070_12_B01_(05/23) USP9070_12_B01_(05/23)
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	PRO9074_12_B01_(05/23) USP9074_12_B01_(05/23)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	PRO9073_12_B01_(05/23) USP9073_12_B01_(05/23)	PRO9077_12_B01_(05/23) USP9077_12_B01_(05/23)
RiverSource® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor 4 Select® Variable Annuity / RiverSource® Retirement Advisor 4 Access® Variable Annuity	PRO9071_12_B01_(05/23) USP9071_12_B01_(05/23)	PRO9072_12_B01_(05/23) USP9072_12_B01_(05/23)
Evergreen New Solutions Variable Annuity	PRO9027_12_B01_(05/23) USP9027_12_B01_(05/23))
Evergreen Essential Variable Annuity	PRO9026_12_B01_(05/23) USP9026_12_B01_(05/23)
Evergreen Pathways Variable Annity	PRO9030_12_B01_(05/23) USP9030_12_B01_(05/23)
Evergreen Privilege Variable Annuity	PRO9031_12_B01_(05/23) USP9031_12_B01_(05/23)
Evergreen New Solutions Select Variable Annuity	PRO9027_12_B01_(05/23) USP9027_12_B01_(05/23)
Evergreen Pathways Select Variable Annuity	PRO9029_12_B01_(05/23) USP9029_12_B01_(05/23)
Wells Fargo Advantage Variable Annuity	PRO9056_12_B01_(05/23) USP9056_12_B01_(05/23)
RiverSource Builder Select Variable Annuity	PRO9000_12_B01_(05/23) USP9000_12_B01_(05/23)
Wells Fargo Advantage Select Variable Annuity	PRO9055_12_B01_(05/23) USP9055_12_B01_(05/23)
Wells Fargo Advantage Choice Variable Annuity	PRO9071_12_B01_(05/23) USP9071_12_B01_(05/23)
Wells Fargo Advantage Choice Select Variable Annuity	PRO9053_12_B01_(05/23) USP9053_12_B01_(05/23)
RiverSource New Solutions Variable Annuity	PRO9042_12_B01_(05/23) USP9042_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance	PRO9090_12_B01_(05/23) USP9090_12_B01_(05/23)
RiverSource® Variable Universal Life Insurance III	PRO9092_12_B01_(05/23) USP9092_12_B01_(05/23)

Supplement dated Feb. 23, 2024 to Prospectuses and Summary Prospectuses dated May 1. 2023
Prospectus Form #
Product Name	National	New York
RiverSource® Variable Universal Life Insurance IV / RiverSource® Variable Universal Life Insurance IV Estate Series	PRO9094_12_B01_(05/23) USP9094_12_B01_(05/23)
The information in this Supplement updates and amends certain information contained in your current variable annuity product prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
At a meeting held October 19, 2023, the Board of Trustees of Allspring Variable Trust approved the liquidation of the Allspring VT International Equity Fund (the “Fund”) The Fund will be closed to new investors and additional investments from existing shareholders effective at the close of business on April 26, 2024. The liquidation of the Fund is expected to occur on April 30, 2024 (the “Liquidation Date”).
On the Liquidation Date, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of the Fund shares. Shareholders of the Fund may redeem their investment in the Fund at any time prior to the Liquidation Date.
If you have Contract Value allocated to the Fund, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year.  Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge.  Thereafter, the Fund will no longer be available as an investment option under your Contract.
For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.
For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge.  Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.
After the Liquidation Date, the liquidating Fund is no longer available as an investment option under the Contracts listed above.
 THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9070-0002_(02/24)